Inventories - Summary of Inventories (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Inventories [abstract]
Raw materials	₽ 15,050	₽ 13,666
Work in progress	6,990	5,654
Finished goods and goods for resale	15,950	15,907
Total inventories at the lower of cost and net realizable value	₽ 37,990	₽ 35,227